SEGMENT INFORMATION AND REVENUE ANALYSIS - Major Customer (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)
SEGMENT INFORMATION AND REVENUE ANALYSIS
Number of reporting segments | segment	1
Revenues	$ 7,959,494	$ 13,136,588
Distributors
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	5,306,016	7,822,407
Direct customers
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 2,653,478	$ 5,314,181